JPMorgan High Yield Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BOFA US HIGH YIELD CONSTRAINED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	4.52%	6.45%
BLOOMBERG US CORPORATE HIGH YIELD - 2% ISSUER CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.50%	6.52%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.96%	3.67%	5.00%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.44%	3.94%	4.97%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	4.73%	5.65%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	2.13%	3.13%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.89%	2.45%	3.21%